Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development Expenses [Abstract]
Payroll and related expenses	$ 1,483	$ 1,632	$ 919
Share-based payment	6	13	103
Subcontractors	668	421	377
Other	328	348	209
Total	$ 2,485	$ 2,414	$ 1,608